Other (Losses)/Gains—net	12 Months Ended
Dec. 31, 2023
Other Income (Losses) Net [Abstract]
Other (Losses)/Gains—net	Other (Losses)/Gains—net

	Year Ended December 31,
(In thousands)	2021	2022	2023
Net foreign exchange (losses)/gains	$(516)	$1,469	$367
Investment income from investments at fair value through profit and loss[i]	—	248	2,503
Investment income from wealth management products	68	22	5
Other (losses)/gainsii	(1,099)	150	(101)
	$(1,547)	$1,889	$2,774
(i)Investment income from investments at fair value through profit and loss represent investment gains from money market investments included in cash equivalents (see Notes 3.3 and 18(b)).
(ii)The Group incurred a loss of USD 1.1 million due to a phishing incident experienced in May 2021 which resulted in the Group remitting such amount to an account set up by the phishers rather than to one of the Group’s vendors. No loss of company data nor any loss or compromise of third-party information has been discovered. The Group filed an insurance claim during the year ended December 31, 2022 and recovered USD 0.2 million from its cyber insurance provider.